Quarterly portfolio holdings
John Hancock
Preferred Income Fund III
Closed-end fixed income
October 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 10-31-25 (unaudited)
	Shares	Value
Preferred securities (A) 89.9% (57.1% of Total investments)		$416,998,351
(Cost $438,449,103)
Communication services 4.3%		20,120,159
Wireless telecommunication services 4.3%
Array Digital Infrastructure, Inc., 5.500%	38,150	698,145
Array Digital Infrastructure, Inc., 6.250%	37,512	805,383
Telephone & Data Systems, Inc., 6.000%	469,125	8,589,679
T-Mobile USA, Inc., 5.500%	69,175	1,605,552
T-Mobile USA, Inc., 5.500% (B)	24,294	560,220
T-Mobile USA, Inc., 6.250% (B)(C)	314,825	7,861,180
Financials 63.1%		292,781,995
Banks 27.2%
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	20,000	498,200
Bank of America Corp., 5.000% (B)	142,300	3,038,105
Bank of America Corp., 6.450% (B)	127,225	3,293,855
Bank of America Corp., 7.250% (B)	9,500	11,979,500
Bank of Hawaii Corp., 8.000% (B)	110,350	2,874,618
Citigroup Capital XIII, 10.470% (3 month CME Term SOFR + 6.632%) (B)(D)	338,275	10,158,398
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	98,750	2,505,288
Citizens Financial Group, Inc., 7.375%	271,975	7,182,860
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	188,925	4,847,816
Fifth Third Bancorp, 6.000% (B)(C)	171,195	4,266,179
First Busey Corp., 8.250%	86,000	2,205,900
Fulton Financial Corp., 5.125% (B)	149,500	2,933,190
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	193,650	4,972,932
KeyCorp, 5.650%	208,259	4,671,249
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%) (B)	35,850	891,590
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	101,375	2,540,458
M&T Bank Corp., 6.350%	163,475	4,077,067
M&T Bank Corp., 7.500%	214,100	5,695,060
Pinnacle Financial Partners, Inc., 6.750% (B)	103,400	2,607,748
Regions Financial Corp., 4.450% (B)	33,534	606,965
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	181,025	4,639,671
Synovus Financial Corp., 7.467% (3 month CME Term SOFR + 3.614%) (B)(C)(D)	43,175	1,097,077
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (B)(C)(D)	192,300	5,053,644
Truist Financial Corp., 4.750% (B)	191,300	3,822,174
U.S. Bancorp, 5.500% (B)	57,575	1,356,467
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	119,450	3,225,150
Wells Fargo & Company, 7.500% (B)(C)	11,000	13,609,750
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	123,000	3,068,850
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	172,650	4,406,028
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	154,550	4,056,938
Capital markets 9.5%
Affiliated Managers Group, Inc., 6.750% (B)	282,125	6,889,493
Brookfield Finance, Inc., 4.625% (B)	211,375	3,417,934
Carlyle Finance LLC, 4.625% (B)	84,929	1,503,243
Morgan Stanley, 6.375% (B)	170,000	4,275,500
Morgan Stanley, 6.500% (B)(C)	169,075	4,330,011
Morgan Stanley, 6.625% (B)	107,475	2,811,546
Morgan Stanley, 6.875% (B)	148,425	3,743,279
Morgan Stanley, 7.125% (B)	264,203	6,758,313
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%) (B)	134,075	3,453,772
TPG Operating Group II LP, 6.950% (B)	261,675	6,730,281
Consumer finance 2.3%
Navient Corp., 6.000%	234,238	4,443,495
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance (continued)
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	244,125	$6,447,341
Financial services 4.7%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(C)	275,484	7,217,681
Corebridge Financial, Inc., 6.375% (B)	173,025	4,291,020
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	1,345,600
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%) (B)	79,853	2,100,134
KKR Group Finance Company IX LLC, 4.625% (B)	334,149	6,031,389
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	40,008	934,187
Insurance 19.4%
AEGON Funding Company LLC, 5.100% (B)(C)	347,450	6,990,694
American Financial Group, Inc., 5.125% (B)	162,725	3,272,400
American National Group, Inc., 7.375% (B)	240,700	6,125,815
Aspen Insurance Holdings, Ltd., 7.000%	114,425	2,880,077
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	350,000	8,732,500
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)	393,900	10,111,413
Brighthouse Financial, Inc., 6.600% (B)	345,263	5,289,429
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	39,475	947,400
F&G Annuities & Life, Inc., 7.300%	179,775	4,334,375
F&G Annuities & Life, Inc., 7.950% (B)	224,000	5,850,880
Lincoln National Corp., 9.000% (B)(C)	238,825	6,469,769
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	282,875	7,241,600
RenaissanceRe Holdings, Ltd., 4.200% (B)	244,375	4,085,950
The Allstate Corp., 7.375% (B)	109,925	2,916,310
The Phoenix Companies, Inc., 7.450% (B)	574,500	10,592,337
Unum Group, 6.250% (B)	170,000	4,034,100
Information technology 1.3%		6,086,658
Software 1.3%
Strategy, Inc., 10.000%	78,700	6,086,658
Real estate 2.3%		10,589,898
Hotel and resort REITs 0.9%
Pebblebrook Hotel Trust, 6.375%	214,400	4,178,656
Office REITs 0.6%
Vornado Realty Trust, 5.400%	159,256	2,841,127
Specialized REITs 0.8%
Public Storage, 4.625% (B)	185,750	3,570,115
Utilities 18.9%		87,419,641
Electric utilities 9.9%
Duke Energy Corp., 5.750% (B)	294,775	7,381,166
NextEra Energy Capital Holdings, Inc., 6.500% (B)	199,450	5,103,926
NextEra Energy, Inc., 7.234% (B)	83,800	4,098,658
NextEra Energy, Inc., 7.299% (B)	37,550	1,972,502
PG&E Corp., 6.000% (B)	162,000	6,658,200
SCE Trust VI, 5.000%	155,550	2,546,354
SCE Trust VII, 7.500%	256,600	5,996,742
SCE Trust VIII, 6.950%	161,850	3,560,700
The Southern Company, 4.950% (B)	120,400	2,498,300
The Southern Company, 6.500% (B)	73,400	1,894,454
Xcel Energy, Inc., 6.250%	159,000	3,975,000
Gas utilities 0.4%
Spire, Inc., 5.900%	70,175	1,718,586
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	3

	Shares	Value
Utilities (continued)
Multi-utilities 8.6%
Algonquin Power & Utilities Corp., 8.161% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (B)(D)	139,375	$3,569,394
CMS Energy Corp., 5.625% (B)(C)	235,000	5,419,100
CMS Energy Corp., 5.875% (B)	139,475	3,312,531
CMS Energy Corp., 5.875% (B)	372,250	8,930,278
DTE Energy Company, 6.250% (B)	237,500	5,970,750
DTE Energy Company, Series E, 5.250% (B)	200,000	4,414,000
Sempra, 5.750% (B)(C)	370,000	8,399,000

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 64.2% (40.8% of Total investments)				$298,024,290
(Cost $286,383,455)
Communication services 2.4%				11,304,738
Diversified telecommunication services 0.9%
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	3,825,000	4,080,108
Wireless telecommunication services 1.5%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	6,750,000	7,224,630
Consumer discretionary 0.9%				4,327,070
Automobiles 0.6%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	2,741,000	2,743,143
Broadline retail 0.3%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (F)(G)	8.125	12-15-29	1,516,000	1,583,927
Consumer staples 0.2%				862,400
Food products 0.2%
Land O’ Lakes, Inc. (B)(C)(F)(G)	8.000	11-30-25	880,000	862,400
Energy 9.0%				41,785,985
Oil, gas and consumable fuels 9.0%
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(C)	8.500	01-15-84	6,325,000	7,272,080
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (F)	6.625	02-15-28	1,805,000	1,802,224
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	3,910,000	3,922,113
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(C)(F)	7.125	05-15-30	8,245,000	8,482,706
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%) (B)	6.200	03-15-56	3,105,000	3,135,839
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	4,700,000	5,027,877
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (F)(G)	7.875	09-18-30	3,850,000	3,909,675
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (F)(G)	9.000	09-30-29	8,809,000	8,233,471
Financials 30.5%				141,549,778
Banks 19.9%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	5,100,000	6,218,670
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(C)(F)	6.125	04-27-27	3,950,000	3,996,725
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (B)(C)(F)	6.250	07-26-30	2,500,000	2,543,050
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)(C)(F)	6.625	05-01-30	5,250,000	5,465,250
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%) (B)(C)	6.875	11-26-85	4,500,000	4,640,584
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	3,750,000	4,246,305
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (F)	6.875	08-15-30	3,725,000	3,838,143
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (F)	6.950	02-15-30	3,000,000	3,086,148
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)(C)(F)	7.375	05-15-28	6,000,000	6,216,480
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	5,000,000	5,231,500
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(C)(D)(F)	7.353	01-06-26	7,500,000	7,451,963
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(C)(F)	4.250	01-01-27	1,600,000	1,553,997
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(C)(F)	6.450	10-01-27	3,950,000	3,958,520
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)(C)(F)	7.250	07-01-29	5,190,000	5,304,777
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (F)	6.250	10-15-30	2,750,000	$2,724,183
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(C)(F)	6.875	06-01-29	4,895,000	5,157,103
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(C)(F)	6.000	05-15-27	2,855,000	2,870,848
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(C)(F)	6.200	09-15-27	7,794,000	7,919,826
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (F)	6.850	09-15-29	4,000,000	4,201,012
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(C)(F)	7.625	09-15-28	5,462,000	5,830,352
Capital markets 4.6%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(C)(F)	6.700	03-15-29	4,816,000	5,006,165
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)(C)(F)	6.300	03-20-30	3,630,000	3,738,748
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29	6,450,000	6,843,244
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	5,531,000	5,861,599
Financial services 0.8%
Voya Financial, Inc. (F)	7.758	09-15-28	3,250,000	3,418,812
Insurance 5.2%
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	4,050,000	4,136,054
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (G)	7.950	10-15-54	4,750,000	4,966,097
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	8,000,000	7,682,833
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (B)(F)(G)	9.508	05-13-30	7,200,000	7,440,790
Health care 0.7%				3,223,043
Health care equipment and supplies 0.7%
Dentsply Sirona, Inc. (8.375% to 9-12-30, then 5 Year CMT + 4.379%)	8.375	09-12-55	3,130,000	3,223,043
Materials 1.0%				4,439,931
Chemicals 1.0%
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%) (B)	8.450	11-01-55	4,575,000	4,439,931
Real estate 0.8%				3,560,987
Residential REITs 0.8%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (F)(G)	9.500	03-30-30	3,470,000	3,560,987
Utilities 18.7%				86,970,358
Electric utilities 8.0%
Alliant Energy Corp. (5.750% to 4-1-31, then 5 Year CMT + 2.077%) (B)	5.750	04-01-56	3,996,000	4,009,546
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	1,475,000	1,493,725
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%) (B)(C)	6.750	03-15-55	3,592,000	3,654,242
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (F)	5.000	12-15-26	2,290,000	2,233,556
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(C)	7.125	12-01-54	4,250,000	4,465,105
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	3,280,000	3,448,786
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(F)(G)	10.250	03-15-28	7,240,000	7,945,849
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%) (B)(C)	7.375	03-15-55	6,400,000	6,582,560
Sierra Pacific Power Company (6.200% to 12-15-30, then 5 Year CMT + 2.549%) (B)	6.200	12-15-55	3,375,000	3,371,763
Gas utilities 2.4%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (G)	7.200	10-15-54	4,900,000	5,023,167
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%) (B)(C)	7.000	09-15-55	5,700,000	5,939,776
Independent power and renewable electricity producers 4.1%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	5,567,000	5,682,576
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)(F)(G)	8.000	10-15-26	3,590,000	3,678,106
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(C)(F)(G)	8.875	01-15-29	8,982,000	9,869,664
Multi-utilities 4.2%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(C)	6.850	02-15-55	4,615,000	4,943,223
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (B)(C)	6.500	06-01-55	3,596,000	3,741,117
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	3,145,000	3,180,353
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%) (B)(C)	6.375	03-31-55	1,900,000	1,959,776
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(C)	6.400	10-01-54	2,725,000	$2,798,368

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(C)	6.875	10-01-54	2,850,000	2,949,100
Capital preferred securities (H) 1.2% (0.7% of Total investments)				$5,452,376
(Cost $6,310,250)
Financials 1.2%				5,452,376
Insurance 1.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(C)(G)	7.875	12-15-37	4,860,000	5,452,376

U.S. Government and Agency obligations 0.5% (0.4% of Total investments)				$2,570,856
(Cost $2,468,000)
U.S. Government Agency 0.5%				2,570,856
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (F)	7.000	09-15-30	2,468,000	2,570,856

	Yield (%)	Shares	Value
Short-term investments 1.5% (1.0% of Total investments)			$7,189,889
(Cost $7,189,704)
Short-term funds 1.5%			7,189,889
John Hancock Collateral Trust (I)	3.9239(J)	718,716	7,189,889

Total investments (Cost $740,800,512) 157.3%	$730,235,762
Other assets and liabilities, net (57.3%)	(266,129,100)
Total net assets 100.0%	$464,106,662

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-25 was $442,692,553.
(C)	All or a portion of this security is on loan as of 10-31-25, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $221,480,044.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $70,209,342 or 15.1% of the fund’s net assets as of 10-31-25.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-25.
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	137,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(994,395)	$(994,395)
Centrally cleared	68,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	(350,404)	(350,404)
Centrally cleared	34,400,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(420,069)	(420,069)
								—	$(1,764,868)	$(1,764,868)

(a)	At 10-31-25, the overnight SOFR was 4.220%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$20,120,159	$20,120,159	—	—
Financials	292,781,995	282,189,658	$10,592,337	—
Information technology	6,086,658	6,086,658	—	—
Real estate	10,589,898	10,589,898	—	—
Utilities	87,419,641	87,419,641	—	—
Corporate bonds	298,024,290	—	298,024,290	—
Capital preferred securities	5,452,376	—	5,452,376	—
U.S. Government and Agency obligations	2,570,856	—	2,570,856	—
Short-term investments	7,189,889	7,189,889	—	—
Total investments in securities	$730,235,762	$413,595,903	$316,639,859	—
Derivatives:
Liabilities
Swap contracts	$(1,764,868)	—	$(1,764,868)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	718,716	$2,783,688	$60,291,482	$(55,885,686)	$210	$195	$102,603	—	$7,189,889
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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